Intangible Assets, net - Schedule of Expected Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Twelve months ended December 31, 2018	¥ 2,513
2019	2,503
2020	1,530
2021	773
2022	773
Thereafter	1,334
Intangible Assets, net	¥ 9,426	¥ 5,313	¥ 402